Consolidated Statements of Profit or Loss and Other Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Profit or loss [abstract]
Research and development expenses	$ 1,474	$ 962	$ 1,990
General and administrative expenses	3,339	1,665	3,778
Operating loss	4,813	2,627	5,768
Company’s share of losses of companies accounted for at equity, net	41
Finance expenses	905	23	21
Loss from operations	5,759	2,650	5,789
Loss	5,759	2,650	5,789
Total comprehensive loss	5,759	2,650	5,789
Equity holders of the Company	$ 5,759	$ 2,650	$ 5,789
Loss from operations (in Dollars per share)	$ 1.8	$ 1.52	$ 2.83
Loss from operations (in Dollars per share)	$ 1.8	$ 1.52	$ 2.83